LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of limited partners equity [Abstract]
Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$1	$1	$2	$2
Incentive distribution	32	28	65	55
	33	29	67	57
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	69	66	139	133
BEPC exchangeable shares held by
Brookfield Holders	16	15	32	31
External shareholders	48	46	97	88
Total BEPC exchangeable shares	64	61	129	119
	$166	$156	$335	$309
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
Brookfield Holders	$27	$23	$53	$47
External LP unitholders	74	69	151	142
	$101	$92	$204	$189